Parent Only Financial Statements - Schedule of Condensed Balance Sheets of the Parent Company (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Class A ordinary shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized	[1]	20,000,000	20,000,000
Ordinary shares, shares issued	[1]	852,081	664,887
Ordinary shares, shares outstanding	[1]	852,081	664,887
Class B Ordinary Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares par value (in Dollars per share)	[1]	$ 0.002	$ 0.002
Ordinary shares, shares authorized	[1]	230,000,000	230,000,000
Ordinary shares, shares issued	[1]	297,885	297,885
Ordinary shares, shares outstanding	[1]	297,885	297,885

[1]	Retrospectively restated for the 1-for-20 reverse stock split effective on May 13, 2025.